Summary of Significant Accounting Policies - Impact of Adoption of New Accounting Policy (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Commercial mortgage loans, held for investment, net of allowance		$ 2,693,848	$ 2,762,042
Accounts payable and accrued expenses	$ 7,739	5,125	10,925
Accumulated deficit	$ (77,857)	$ (106,471)	(85,968)
Transition Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Commercial mortgage loans, held for investment, net of allowance			(7,211)
Accounts payable and accrued expenses			(550)
Accumulated deficit			(7,761)
Post-adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Commercial mortgage loans, held for investment, net of allowance			2,754,831
Accounts payable and accrued expenses			10,375
Accumulated deficit			$ (93,729)